AFS and HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 269,912	$ 276,407	[1]
Weighted average yield contractual maturities, Total, available-for-sale	3.70%	3.72%
Due within 1 year, Contractual maturities, available-for-sale	$ 5,060	$ 2,990
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.89%	3.70%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 22,411	$ 19,158
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.82%	3.11%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 19,995	$ 28,059
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.64%	3.24%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 222,446	$ 226,200
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.81%	3.83%
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	$ 144,788	$ 139,335
Weighted average yield contractual maturities, Total, held-to-maturity, cost	2.87%	2.92%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 32,454	$ 32,509
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	2.05%	2.05%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 13,649	$ 13,757
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	2.55%	2.55%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 98,685	$ 93,069
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	3.19%	3.28%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 142,115	$ 138,985
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	32,169	32,566
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	13,524	13,795
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	96,422	92,624
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 13,348	$ 6,319
Weighted average yield contractual maturities, Total, available-for-sale	1.87%	1.59%
Due within 1 year, Contractual maturities, available-for-sale	$ 1,087	$ 81
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.52%	1.37%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 12,213	$ 6,189
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	1.90%	1.59%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 48	$ 49
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.89%	1.89%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, available-for-sale	0.00%	0.00%
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	$ 44,751	$ 44,720
Weighted average yield contractual maturities, Total, held-to-maturity, cost	2.12%	2.12%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 32,356	$ 32,330
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	2.04%	2.04%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 12,395	$ 12,390
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	2.32%	2.32%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	0.00%	0.00%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 44,340	$ 44,806
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	32,073	32,388
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	12,267	12,418
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 49,264	$ 51,326
Weighted average yield contractual maturities, Total, available-for-sale	4.78%	5.88%
Due within 1 year, Contractual maturities, available-for-sale	$ 3,568	$ 2,380
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.92%	3.47%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 6,644	$ 9,484
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.42%	3.42%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 4,635	$ 2,276
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.44%	4.63%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 34,417	$ 37,186
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.42%	6.75%
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	$ 6,286	$ 6,313
Weighted average yield contractual maturities, Total, held-to-maturity, cost	4.93%	6.02%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 72	$ 50
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	6.04%	7.18%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 1,188	$ 695
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	4.91%	6.31%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 5,026	$ 5,568
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	4.92%	5.98%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 6,200	$ 6,354
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	70	49
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	1,191	701
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	4,939	5,604
Total mortgage-backed securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 160,203	$ 169,392
Weighted average yield contractual maturities, Total, available-for-sale	3.44%	3.28%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 15
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	2.03%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 183	$ 234
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.70%	3.35%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 2,257	$ 5,711
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.72%	2.82%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 157,763	$ 163,432
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.45%	3.30%
Federal agencies [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 153,203	$ 160,219
Weighted average yield contractual maturities, Total, available-for-sale	3.42%	3.27%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 15
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	2.03%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 169	$ 210
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.52%	3.08%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,909	$ 5,534
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.56%	2.82%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 151,125	$ 154,460
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.43%	3.28%
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	$ 93,685	$ 87,527
Weighted average yield contractual maturities, Total, held-to-maturity, cost	3.10%	3.11%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 26	$ 15
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	3.52%	2.81%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 0	$ 11
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	0.00%	2.49%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 93,659	$ 87,501
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	3.10%	3.11%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 91,509	$ 87,046
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	26	15
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	11
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	91,483	87,020
Residential [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 2,775	$ 4,608
Weighted average yield contractual maturities, Total, available-for-sale	4.01%	3.52%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 14	$ 24
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.85%	5.67%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 6	$ 11
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.04%	2.46%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 2,755	$ 4,573
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.00%	3.51%
Commercial [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 4,225	$ 4,565
Weighted average yield contractual maturities, Total, available-for-sale	3.64%	3.45%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.00%	0.00%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 342	$ 166
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.60%	2.69%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 3,883	$ 4,399
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.65%	3.48%
Corporate debt securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 6,271	$ 7,666
Weighted average yield contractual maturities, Total, available-for-sale	5.11%	5.12%
Due within 1 year, Contractual maturities, available-for-sale	$ 390	$ 443
Percentage of weighted average yield, Due within 1 year, available-for-sale	6.27%	5.54%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 2,525	$ 2,738
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	5.25%	5.56%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 2,743	$ 3,549
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.68%	4.70%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 613	$ 936
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.67%	5.26%
Collateralized loan obligations [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 35,343	$ 36,056
Weighted average yield contractual maturities, Total, available-for-sale	3.89%	2.98%
Due within 1 year, Contractual maturities, available-for-sale	$ 0	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 28	$ 50
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.18%	1.68%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 8,866	$ 15,008
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.91%	2.96%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 26,449	$ 20,998
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.89%	3.00%
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	$ 66	$ 661
Weighted average yield contractual maturities, Total, held-to-maturity, cost	3.62%	2.86%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	0.00%	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 66	$ 661
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	3.62%	2.86%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	0.00%	0.00%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 66	$ 665
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	66	665
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	0	0
Other [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 5,483	$ 5,648
Weighted average yield contractual maturities, Total, available-for-sale	3.17%	2.46%
Due within 1 year, Contractual maturities, available-for-sale	$ 15	$ 71
Percentage of weighted average yield, Due within 1 year, available-for-sale	6.02%	3.56%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 818	$ 463
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.84%	2.72%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,446	$ 1,466
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.17%	2.13%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 3,204	$ 3,648
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.44%	2.53%
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	$ 0	$ 114
Weighted average yield contractual maturities, Total, held-to-maturity, cost	0.00%	1.83%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 0	$ 114
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	0.00%	1.83%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	0.00%	0.00%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 0	$ 0
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	0.00%	0.00%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 0	$ 114
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0	114
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	$ 0	$ 0

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.